Income Taxes - Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax expense:
Current tax expense	$ 52,670	$ 40,306	$ 35,840
Deferred tax (benefit)/expense:
Deferred tax (benefit)/expense	(1,537)	1,652	10,729
Income tax expense allocated to continuing operations	51,133	41,958	46,569
Impact on other comprehensive income of the income tax consequence of :
Currency impact on long term funding	25	119	973
Fair value of cash flow hedge	0	(148)	148
Total	51,158	41,929	47,690
Ireland
Current tax expense:
Current tax expense	35,955	28,042	20,084
Deferred tax (benefit)/expense:
Deferred tax (benefit)/expense	2,833	1,054	261
Income tax expense allocated to continuing operations	38,788	29,096	20,345
United States
Current tax expense:
Current tax expense	5,073	2,885	5,792
Deferred tax (benefit)/expense:
Deferred tax (benefit)/expense	(3,502)	875	8,980
Income tax expense allocated to continuing operations	1,571	3,761	14,772
Other
Current tax expense:
Current tax expense	11,642	9,379	9,964
Deferred tax (benefit)/expense:
Deferred tax (benefit)/expense	$ (868)	$ (277)	$ 1,488